Brokerage Commissions and Net Gains on Investment Securities (Tables)	12 Months Ended
Mar. 31, 2013
Brokerage Commissions and Net Gains (Losses) on Investment Securities

Brokerage commissions and net gains on investment securities in fiscal 2011, 2012 and 2013 consist of the following:

	Millions of yen
	2011	2012	2013
Brokerage commissions	¥119	¥24	¥122
Net gains on investment securities	15,116	24,894	28,805
Dividends income	4,344	4,419	5,887

	¥19,579	¥29,337	¥34,814